GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.3 - Schedule 3

GS Loan Number	Seller/Servicer Loan Number	Seller Loan ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Sub Category	Exception Type	Exception Status	Status Change Date	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Right to Rescind Missing > XXXX Mos	Compliance		XXXX	B	XXXX	Right to Rescind Missing > XXXX Mos	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		XXXX	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Missing
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Flood Cert Missing	Compliance		XXXX	B	XXXX	Flood Cert Missing	The Flood Cert is missing from the Loan file.							Included	Included	Missing
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Inaccurate Mortgage	Compliance		XXXX	C	XXXX	Inaccurate Mortgage	The Mortgage was not completed accurately. Balloon rider missing rom the file							Included	Included	Missing
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		XXXX	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		XXXX	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Missing
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	TILA APR/Finance Charge Testing > XXXX Mos	Compliance		XXXX	B	XXXX	TILA APR/Finance Charge Testing > XXXX Mos	The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	TILA Data Validation	Compliance		XXXX	C	XXXX	TILA Data Validation	The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	TILA APR/Finance Charge Testing > XXXX Mos	Compliance		XXXX	B	XXXX	TILA APR/Finance Charge Testing > XXXX Mos	The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	TILA APR/Finance Charge Testing > XXXX Mos	Compliance		XXXX	B	XXXX	TILA APR/Finance Charge Testing > XXXX Mos	The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The annual percentage rate (APR) is XXXX%. The disclosed APR of XXXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Rescission Test > XXXX Mos	Compliance		XXXX	B	XXXX	Rescission Test > XXXX Mos	The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Missing Note	Compliance		XXXX	D	XXXX	Missing Note	The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	TILA APR/Finance Charge Testing > XXXX Mos	Compliance		XXXX	B	XXXX	TILA APR/Finance Charge Testing > XXXX Mos	The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		XXXX	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Right to Rescind Missing > XXXX Mos	Compliance		XXXX	B	XXXX	Right to Rescind Missing > XXXX Mos	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e). Missing wife XXXX .							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		XXXX	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Rescission Test > XXXX Mos	Compliance		XXXX	B	XXXX	Rescission Test > XXXX Mos	The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	In Print Batch	XXXX	Compliance	Right to Rescind Inaccurate > XXXX Mos	Compliance		XXXX	B	XXXX	Right to Rescind Inaccurate > XXXX Mos	Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than XXXX months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included